Consolidated statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 1,626,853	R$ 1,144,086	R$ 770,276
Net revenue from subscription services and equipment rental	1,071,932	388,033	331,565
Financial income	1,877,683	1,647,017	1,287,760
Other financial income	247,293	140,687	186,367
Total revenue and income	4,823,761	3,319,823	2,575,968
Cost of services	(1,713,828)	(769,946)	(426,961)
Administrative expenses	(813,341)	(392,476)	(285,788)
Selling expenses	(1,012,544)	(505,902)	(360,612)
Financial expenses, net	(1,269,058)	(339,844)	(353,451)
Mark-to-market on equity securities designated at FVPL	(1,264,213)	0	0
Other income (expenses), net	(185,894)	(177,056)	(57,691)
Total expenses	(6,258,878)	(2,185,224)	(1,484,503)
Loss on investment in associates	(10,437)	(6,937)	(810)
Profit (loss) before income taxes	(1,445,554)	1,127,662	1,090,655
Current income tax and social contribution	(171,621)	(216,886)	(217,228)
Deferred income tax and social contribution	239,827	(73,330)	(69,232)
Net income (loss) for the year	(1,377,348)	837,446	804,195
Net income (loss) attributable to:
Owners of the parent	(1,358,813)	854,071	803,232
Non-controlling interests	R$ (18,535)	R$ (16,625)	R$ 963
Earnings (loss) per share
Basic earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais per share)	R$ (4.40)	R$ 2.95	R$ 2.90
Diluted earnings (loss) per share for the year attributable to owners of the parent (in Brazilian Reais per share)	R$ (4.40)	R$ 2.91	R$ 2.85